COMMON STOCK (Narrative) (Details)				1 Months Ended					3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 14, 2021 $ / shares	Jan. 14, 2021 USD ($) shares	Dec. 14, 2020 shares	Oct. 28, 2019 shares	Mar. 27, 2019 CAD ($) $ / shares shares	Mar. 27, 2019 USD ($) $ / shares shares	Sep. 21, 2018 CAD ($) $ / shares shares	Sep. 21, 2018 USD ($) $ / shares shares	Feb. 28, 2021 shares	Feb. 28, 2021 $ / shares shares	Aug. 31, 2019 $ / shares shares	Aug. 31, 2020 shares	Aug. 31, 2018 shares
Stockholders Equity Note [Line Items]
Number of units issued in final tranche of private placement		3,000,000
Units issue price at date of issuance | $ / shares	$ 0.06
Gross proceeds from issuance of units in final tranche of private placement | $		$ 180,000
Description of units issuance in private placement		Each unit consists of one common share of the Company and one half (0.5) of a non-transferable share purchase warrant, each warrant entitling the holder to purchase one additional common share of the Company for a period of 12 months from the date of issuance at a purchase price of $0.09.
Number of common shares issued in exercise of options									2,720,000	2,720,000
Number of common shares issued in exercise of warrants										40,000
Units Issued During Period, Units					5,506,769	5,506,769	2,225,000	2,225,000
Units Issued During Period, Per Unit Amount | $ / shares					$ 0.03		$ 0.03
Units Issued During Period, Value					$ 143,176	$ 106,809	$ 66,750	$ 51,678
Class of Warrant or Right, Grants in Period, Contractual Term					48 months	48 months	36 months	36 months
Class of Warrant or Right, Grants in Period, Net of Forfeitures					502,600	502,600	202,500	202,500		1,500,000	8,436,869
Class Of Warrant Or Right Grants In Period Weighted Average Exercise Price | $ / shares						$ 0.04		$ 0.05		$ 0.09	$ 0.04
Payments of Stock Issuance Costs					$ 13,068	$ 9,748	$ 6,075	$ 4,703
Common Stock, Shares, Issued									136,231,700	136,231,700	127,471,700	128,471,700	127,471,700
Common Stock, Shares, Outstanding									136,231,700	136,231,700	127,471,700	128,471,700
Eagle Plains Resources Ltd [Member]
Stockholders Equity Note [Line Items]
Number of shares issued				1,000,000
Definitive agreement [Member]
Stockholders Equity Note [Line Items]
Number of shares issued			1,000,000
Additional common shares in escrow			1,000,000